Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
Schedule of Company Recognized Stock Compensation Expense

For the years ended December 31, 2017 and 2016, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2017	2016
Cost of services	$13,776	$6,003
Research and development	237,103	236,341
General and administrative	603,787	599,550
Sales and marketing	56,732	103,567
	$911,398	$945,461

Summary of Status of Options Granted

A summary of the status of options granted is presented below as of and for the years ended December 31, 2017 and 2016:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	86,431	$65.00	9.1	$1,575,646
Granted	58,546	$35.25
Exercised	(2,660)	$9.00		$79,406
Forfeited	(22,868)	$99.75
Expired	(343)	$212.25
Outstanding at December 31, 2016	119,106	$44.00	8.6	$663,298
Granted	58,324	$17.58
Exercised	(1,167)	$7.01		$11,256
Forfeited	(24,538)	$36.31
Expired	(12,330)	$83.49
Outstanding at December 31, 2017	139,395	$31.16	8.3	$37,339
Vested and expected to vest	139,395	$31.16	8.3	$37,339
Exercisable at December 31, 2017	63,365	$4.73	7.7	$33,575

Schedule of Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model

The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2017	2016
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.25 - 6.25
Risk free interest rate	1.8 - 2.3%	1.2 - 2.2%
Expected volatility	44.2 - 53.0%	42.0 - 49.8%

Schedule of Warrants to Purchase Shares of Common Stock

At December 31, 2017 and 2016, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2017	2016
August 2007	$197.75	August 2017	-	357
March 2008	$19,763.50	March 2018	2	2
November 2009	$197.75	November 2019	267	267
January 2010	$197.75	January 2020	267	267
March 2010	$197.75	March 2020	51	51
November 2011	$197.75	November 2021	209	209
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,000	9,000
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,574	189,574
June 2016	$32.81	May 2021	82,033	82,033
June 2017	$19.50	June 2022	18,754	-
July 2017	$17.25	July 2022	6,349	-
July 2017	$12.50	July 2022	50,000	-
July 2017	$10.63	July 2022	1,000,000	-
			1,495,008	420,262